MML SERIES INVESTMENT FUND II

MML Strategic Emerging Markets Fund

Supplement dated April 7, 2017 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information pertains to the MML Strategic Emerging Markets Fund:

Effective immediately, the information for John Paul Lech, found under the heading Portfolio Manager in the section titled Management (on page 58 of the Prospectus) and under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds (on page 84 of the Prospectus), is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-16-03

SEM-16-01

MML SERIES INVESTMENT FUND II

Supplement dated April 7, 2017 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for John Paul Lech, found on page B-164 under OppenheimerFunds, Inc. in Appendix C – Additional Portfolio Manager Information, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8063-16-06